SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL INFORMATION
SUPPLEMENTAL INFORMATION

In accordance with “Accounting Standards Codification (ASC) Topic 932 Extractive Activities - Oil and Gas”, issued by the Financial Accounting Standards Board of the United States, “Rule 4-10 of Regulation S-X”, issued by Securities and Exchange Commission (SEC), and in accordance with “Industrial Information Disclosure Guidelines for Public Company - No.8 Oil and Gas Exploitation”, issued by Shanghai Stock Exchange, this section provides supplemental information on oil and gas exploration and producing activities of the Group and its equity method investments at December 31, 2020, 2021 and 2022, and for the years then ended in the following six separate tables. Tables I through III provide historical cost information under IFRS pertaining to capitalized costs related to oil and gas producing activities; costs incurred in oil and gas exploration and development; and results of operation related to oil and gas producing activities. Tables IV through VI present information on the Group’s and its equity method investments’ estimated net proved reserve quantities; standardized measure of discounted future net cash flows; and changes in the standardized measure of discounted cash flows.

Tables I to VI of supplemental information on oil and gas producing activities set out below represent information of the Company and its consolidated subsidiaries and equity method investments.

Table I: Capitalized costs related to oil and gas producing activities

	Years ended December 31,
	2020			2021			2022
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Property cost, wells and related equipments and facilities	757,592	716,683	40,909	793,045	752,352	40,693	840,719	796,403	44,316
Supporting equipments and facilities	184,638	184,621	17	188,766	188,742	24	202,262	202,238	24
Uncompleted wells, equipments and facilities	37,445	37,439	6	43,349	43,236	113	53,142	53,118	24
Total capitalized costs	979,675	938,743	40,932	1,025,160	984,330	40,830	1,096,123	1,051,759	44,364
Accumulated depreciation, depletion, amortization and impairment losses	(742,195)	(702,829)	(39,366)	(787,623)	(748,705)	(38,918)	(832,093)	(789,133)	(42,960)
Net capitalized costs	237,480	235,914	1,566	237,537	235,625	1,912	264,030	262,626	1,404
Equity method investments
Share of net capitalized costs of associates and joint ventures	5,843	—	5,843	3,521	—	3,521	4,723	—	4,723
Total of the Group’s and its equity method investments’ net capitalized costs	243,323	235,914	7,409	241,058	235,625	5,433	268,753	262,626	6,127

Table II: Costs incurred in oil and gas exploration and development

	Years ended December 31,
	2020			2021			2022
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Exploration	16,752	16,752	—	21,762	21,762	—	23,269	23,269	—
Development	38,241	37,636	605	46,147	45,590	557	52,984	52,984	—
Total costs incurred	54,993	54,388	605	67,909	67,352	557	76,253	76,253	—
Equity method investments
Share of costs of exploration and development of associates and joint ventures	100	—	100	442	—	442	1,796	—	1,796
Total of the Group’s and its equity method investments’ exploration and development costs	55,093	54,388	705	68,351	67,352	999	78,049	76,253	1,796

Table III: Results of operations related to oil and gas producing activities

	Years ended December 31,
	2020			2021			2022
	RMB			RMB			RMB
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Revenues
Sales	52,354	52,354	—	72,953	72,953	—	96,616	96,616	—
Transfers	58,069	56,052	2,017	86,650	84,484	2,166	118,120	114,812	3,308
	110,423	108,406	2,017	159,603	157,437	2,166	214,736	211,428	3,308
Production costs excluding taxes	(44,595)	(43,487)	(1,108)	(49,649)	(48,674)	(975)	(50,385)	(49,372)	(1,013)
Exploration expenses	(9,716)	(9,716)	—	(12,382)	(12,382)	—	(10,591)	(10,591)	—
Depreciation, depletion, amortization and impairment losses	(52,608)	(51,754)	(854)	(54,104)	(53,644)	(460)	(46,771)	(46,322)	(449)
Taxes other than income tax	(7,379)	(7,379)	—	(11,249)	(11,249)	—	(26,466)	(26,466)	—
Earnings before taxation	(3,875)	(3,930)	55	32,219	31,488	731	80,523	78,677	1,846
Income tax expense	188	—	188	(8,225)	(7,872)	(353)	(20,351)	(19,669)	(682)
Results of operation from producing activities	(3,687)	(3,930)	243	23,994	23,616	378	60,172	59,008	1,164
Equity method investments
Revenues
Sales	4,913	—	4,913	8,812	—	8,812	11,170	—	11,170
	4,913	—	4,913	8,812	—	8,812	11,170	—	11,170
Production costs excluding taxes	(998)	—	(998)	(2,246)	—	(2,246)	(1,864)	—	(1,864)
Exploration expenses	—	—	—	—	—	—	—	—	—
Depreciation, depletion, amortization and impairment losses	(940)	—	(940)	(533)	—	(533)	(847)	—	(847)
Taxes other than income tax	(1,930)	—	(1,930)	(4,391)	—	(4,391)	(7,288)	—	(7,288)
Earnings before taxation	1,045	—	1,045	1,642	—	1,642	1,171	—	1,171
Income tax expense	(303)	—	(303)	(355)	—	(355)	(288)	—	(288)
Share of net income for producing activities of associates and joint ventures	742	—	742	1,287	—	1,287	883	—	883
Total of the Group’s and its equity method investments’ results of operations for producing activities	(2,945)	(3,930)	985	25,281	23,616	1,665	61,055	59,008	2,047

The results of operations for producing activities for the years ended December 31, 2020, 2021 and 2022 are shown above. Revenues include sales to unaffiliated parties and transfers (essentially at third-party sales prices) to other segments of the Group. Income taxes are based on statutory tax rates, reflecting allowable deductions and tax credits. General corporate overhead and interest income and expense are excluded from the results of operations.

Table IV: Reserve quantities information

The Group’s and its equity method investments’ estimated net proved underground oil and gas reserves and changes thereto for the years ended December 31, 2020, 2021 and 2022 are shown in the following table.

Proved oil and gas reserves are those quantities of oil and gas, which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulation before contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether the estimate is a deterministic estimate or probabilistic estimate. Due to the inherent uncertainties and the limited nature of reservoir data, estimates of underground reserves are subject to change as additional information becomes available.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared with the cost of a new well.

“Net” reserves exclude royalties and interests owned by others and reflect contractual arrangements and obligation of rental fee in effect at the time of the estimate.

	Years ended December 31,
	2020			2021			2022
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

The Group
Proved developed and Undeveloped reserves (oil) (million barrels)
Beginning of year	1,450	1,433	17	1,252	1,232	20	1,440	1,416	24
Revisions of previous estimates	(161)	(163)	2	209	200	9	275	277	(2)
Improved recovery	100	100	—	126	126	—	84	84	—
Extensions and discoveries	119	111	8	101	101	—	108	108	—
Production	(256)	(249)	(7)	(248)	(243)	(5)	(248)	(243)	(5)
End of year	1,252	1,232	20	1,440	1,416	24	1,659	1,642	17
Non–controlling interest in proved developed and undeveloped reserves at the end of year	5	—	5	8	—	8	6	—	6
Proved developed reserves
Beginning of year	1,343	1,326	17	1,145	1,130	15	1,315	1,291	24
End of year	1,145	1,130	15	1,315	1,291	24	1,506	1,489	17
Proved undeveloped reserves
Beginning of year	107	107	—	107	102	5	125	125	—
End of year	107	102	5	125	125	—	153	153	—
Proved developed and undeveloped reserves (gas) (billion cubic feet)
Beginning of year	7,216	7,216	—	8,181	8,181	—	8,449	8,449	—
Revisions of previous estimates	831	831	—	662	662	—	806	806	—
Improved recovery	32	32	—	36	36	—	17	17	—
Extensions and discoveries	1,171	1,171	—	678	678	—	664	664	—
Production	(1,069)	(1,069)	—	(1,108)	(1,108)	—	(1,134)	(1,134)	—
End of year	8,181	8,181	—	8,449	8,449	—	8,802	8,802	—
Proved developed reserves
Beginning of year	6,026	6,026	—	6,357	6,357	—	6,734	6,734	—
End of year	6,357	6,357	—	6,734	6,734	—	7,135	7,135	—
Proved undeveloped reserves
Beginning of year	1,190	1,190	—	1,824	1,824	—	1,715	1,715	—
End of year	1,824	1,824	—	1,715	1,715	—	1,667	1,667	—

Table IV: Reserve quantities information (Continued)

	Years ended December 31,
	2020			2021			2022
			Other			Other			Other
	Total	China	countries	Total	China	countries	Total	China	countries

Equity method investments
Proved developed and undeveloped reserves of associates and joint ventures (oil) (million barrels)
Beginning of year	290	—	290	290	—	290	309	—	309
Revisions of previous estimates	12	—	12	33	—	33	9	—	9
Improved recovery	—	—	—	1	—	1	6	—	6
Extensions and discoveries	12	—	12	10	—	10	4	—	4
Production	(24)	—	(24)	(25)	—	(25)	(25)	—	(25)
End of year	290	—	290	309	—	309	303	—	303
Proved developed reserves
Beginning of year	245	—	245	244	—	244	263	—	263
End of year	244	—	244	263	—	263	260	—	260
Proved undeveloped reserves
Beginning of year	45	—	45	46	—	46	46	—	46
End of year	46	—	46	46	—	46	43	—	43
Proved developed and undeveloped reserves of associates and joint ventures (gas) (billion cubic feet)
Beginning of year	9	—	9	10	—	10	7	—	7
Revisions of previous estimates	4	—	4	1	—	1	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Production	(3)	—	(3)	(4)	—	(4)	(3)	—	(3)
End of year	10	—	10	7	—	7	4	—	4
Proved developed reserves
Beginning of year	9	—	9	8	—	8	6	—	6
End of year	8	—	8	6	—	6	3	—	3
Proved undeveloped reserves
Beginning of year	—	—	—	2	—	2	1	—	1
End of year	2	—	2	1	—	1	1	—	1
Total of the Group and its equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,740	1,433	307	1,542	1,232	310	1,749	1,416	333
End of year	1,542	1,232	310	1,749	1,416	333	1,962	1,642	320
Proved developed and undeveloped reserves (gas) (billion cubic feet)
Beginning of year	7,225	7,216	9	8,191	8,181	10	8,456	8,449	7
End of year	8,191	8,181	10	8,456	8,449	7	8,806	8,802	4

Table V: Standardized measure of discounted future net cash flows

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of “ASC Topic 932 Extractive Activities - Oil and Gas”, “SEC Rule 4-10 of Regulation S-X”, and “Industrial Information Disclosure Guidelines for Public Company - No.8 Oil and Gas Exploitation”. Estimated future cash inflows from production are computed by applying the average, first-day-of-the-month price adjusted for differential for oil and gas during the twelve-month period before the ending date of the period covered by the report to year-end quantities of estimated net proved reserves. Future price changes are limited to those provided by contractual arrangements in existence at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on year-end cost indices, assuming continuation of year-end economic conditions. Estimated future income taxes are calculated by applying appropriate year-end statutory tax rates to estimated future pre-tax net cash flows, less the tax basis of related assets. Discounted future net cash flows are calculated using 10% discount factors. This discounting requires a year-by-year estimate of when the future expenditure will be incurred and when the reserves will be produced.

The information provided does not represent management’s estimate of the Group’s and its equity method investments’ expected future cash flows or value of proved oil and gas reserves. Estimates of proved reserve quantities are imprecise and change over time as new information becomes available. Moreover, probable and possible reserves, which may become proved in the future, are excluded from the calculations. The arbitrary valuation requires assumptions as to the timing and amount of future development and production costs. The calculations are made for the years ended December 31, 2020, 2021 and 2022 and should not be relied upon as an indication of the Group’s and its equity method investments’ future cash flows or value of its oil and gas reserves.

	Years ended December 31,
	2020				2021			2022
	RMB				RMB			RMB
			Other				Other			Other
	Total	China	countries		Total	China	countries	Total	China	countries

The Group
Future cash flows	595,159	589,659	5,500		941,015	930,302	10,713	1,490,949	1,479,098	11,851
Future production costs	(275,409)	(271,824)	(3,585)		(413,006)	(407,903)	(5,103)	(635,757)	(630,922)	(4,835)
Future development costs	(80,785)	(77,659)	(3,126)		(79,562)	(77,687)	(1,875)	(98,212)	(96,575)	(1,637)
Future income tax expenses	(11,758)	(10,521)	(1,237)		(113,598)	(111,178)	(2,420)	(190,893)	(187,900)	(2,993)
Undiscounted future net cash flows	227,207	229,655	(2,448)	(1)	334,849	333,534	1,315	566,087	563,701	2,386
10% annual discount for estimated timing of cash flows	(54,158)	(52,706)	(1,452)		(93,354)	(93,164)	(190)	(170,126)	(169,810)	(316)
Standardized measure of discounted future net cash flows	173,049	176,949	(3,900)		241,495	240,370	1,125	395,961	393,891	2,070
Discounted future net cash flows attributable to non–controlling interests	(1,284)	—	(1,284)		370	—	370	681	—	681
Equity method investments
Future cash flows	31,259	—	31,259		49,217	—	49,217	57,107	—	57,107
Future production costs	(13,050)	—	(13,050)		(18,026)	—	(18,026)	(18,011)	—	(18,011)
Future development costs	(5,712)	—	(5,712)		(6,328)	—	(6,328)	(7,393)	—	(7,393)
Future income tax expenses	(1,740)	—	(1,740)		(4,513)	—	(4,513)	(5,831)	—	(5,831)
Undiscounted future net cash flows	10,757	—	10,757		20,350	—	20,350	25,872	—	25,872
10% annual discount for estimated timing of cash flows	(4,828)	—	(4,828)		(10,201)	—	(10,201)	(13,015)	—	(13,015)
Standardized measure of discounted future net cash flows	5,929	—	5,929		10,149	—	10,149	12,857	—	12,857
Total of the Group’s and its equity method investments’ results of standardized measure of discounted future net cash flows	178,978	176,949	2,029		251,644	240,370	11,274	408,818	393,891	14,927

Note 1: The reason of the Group’s negative undiscounted future net cash flows attributable to the Other Countries for the year ended December 31, 2020 is that the Company has included the net asset retirement costs in the calculation of standardized measure for the Other Countries.

Table VI: Changes in the standardized measure of discounted cash flows

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

The Group
Sales and transfers of oil and gas produced, net of production costs	(58,449)	(98,705)	(137,885)
Net changes in prices and production costs	(122,641)	135,697	185,589
Net changes in estimated future development cost	(11,628)	(7,413)	(22,685)
Net changes due to extensions, discoveries and improved recoveries	35,292	46,425	58,610
Revisions of previous quantity estimates	(1,901)	42,637	78,310
Previously estimated development costs incurred during the year	6,684	5,475	11,885
Accretion of discount	31,940	16,448	32,342
Net changes in income taxes	19,375	(72,118)	(51,700)
Net changes for the year	(101,328)	68,446	154,466
Equity method investments
Sales and transfers of oil and gas produced, net of production costs	(1,984)	(2,174)	(2,018)
Net changes in prices and production costs	(5,190)	4,967	3,301
Net changes in estimated future development cost	(299)	(752)	(694)
Net changes due to extensions, discoveries and improved recoveries	403	503	562
Revisions of previous quantity estimates	403	1,659	505
Previously estimated development costs incurred during the year	232	287	311
Accretion of discount	979	1,022	1,388
Net changes in income taxes	1,180	(1,292)	(647)
Net changes for the year	(4,276)	4,220	2,708
Total of the Group’s and its equity method investments’ results of net changes for the year	(105,604)	72,666	157,174